Cash and Cash Equivalents (Details)	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents (Details) [Line Items]
Interest rate on deposits	5.10%
Bottom of range [member]
Cash and Cash Equivalents (Details) [Line Items]
Interest rate on deposits		2.85%
Top of range [member]
Cash and Cash Equivalents (Details) [Line Items]
Interest rate on deposits		3.80%